Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	9 Months Ended
Sep. 30, 2015 USD ($)
Goodwill [Line Items]
Balance at December 31, 2014	$ 2,484
Impact of foreign exchange	(32)
Balance at September 30, 2015	2,452
Agricultural equipment [Member]
Goodwill [Line Items]
Balance at December 31, 2014	1,663
Impact of foreign exchange	(15)
Balance at September 30, 2015	1,648
Construction Equipment [Member]
Goodwill [Line Items]
Balance at December 31, 2014	595
Impact of foreign exchange	(6)
Balance at September 30, 2015	589
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at December 31, 2014	61
Impact of foreign exchange	(3)
Balance at September 30, 2015	58
Powertrain [Member]
Goodwill [Line Items]
Balance at December 31, 2014	5
Impact of foreign exchange	0
Balance at September 30, 2015	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at December 31, 2014	160
Impact of foreign exchange	(8)
Balance at September 30, 2015	$ 152